Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related party transactions
Costs and expenses allocated from SINA		$ 41,136	$ 25,703	$ 24,678
SINA
Related party transactions
Principal and interest expense of loan from SINA		60,000		2,863
Principal and interest income of loan to SINA's subsidiary		62,000
Revenue billed through SINA		64,093	39,285	22,114
Costs and expenses allocated from SINA		41,136	25,703	24,678
Other costs and expenses billed by SINA		22,900	20,300	29,400
Related party outstanding balance:
Accounts receivable due from related parties		16,356	18,565
SINA | U.S. dollar-denominated Matching Loan from SINA
Related party transactions
Loan agreement term	1 year
Principal and interest expense of loan from SINA		61,500
Interest expense on matching loan from SINA		1,537
SINA | RMB-denominated Matching Loan to SINA's Subsidiary
Related party transactions
Loan agreement term	1 year
Principal and interest income of loan to SINA's subsidiary		64,000
Interest income on matching loan to SINA		1,735
SINA | Short-term Loan
Related party transactions
Amount of loan		2,000
Alibaba
Related party transactions
Advertising and marketing revenues from related party		84,688	57,908	143,650
Services provided by Alibaba		32,734	13,988	4,515
Related party outstanding balance:
Accounts receivable due from related parties		42,832	24,293
Alibaba | Strategic cooperation with Alibaba
Related party transactions
Advertising and marketing revenues from related party				137,400
Other related parties
Related party transactions
Advertising and marketing revenues from related party		71,600	45,600	29,200
Value-added services revenues		21,400	600	2,100
Amount of promotional services from related parties		4,100	10,600	$ 7,800
Related party outstanding balance:
Due from related parties		29,700	30,100
Accrued and other liabilities due to other related parties		$ 5,000	$ 9,300